Loans, borrowings, leases, cash and cash equivalents and short-term investments (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans Borrowings Leases Cash And Cash Equivalents And Short-term Investments
Capitalisation rate of borrowing costs eligible for capitalisation	7.00%	9.00%